Accounting Changes	12 Months Ended
Dec. 31, 2022
Accounting Changes
Accounting Changes

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

Disclosures of Supplier Finance Program Obligations

Standard/Description–Issuance date: September 2022. This guidance requires an entity to provide certain interim and annual disclosures about the use of supplier finance programs in connection with the purchase of goods or services.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2023 with certain annual disclosures required beginning in 2024 and early adoption was permitted. The company adopted the guidance as of the effective date.

Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, the company does not expect it to have a material impact in the consolidated financial results. The company’s use of supplier finance programs as of December 31, 2022 was not material.

Troubled Debt Restructurings and Vintage Disclosures

Standard/Description–Issuance date: March 2022. This eliminates the accounting guidance for troubled debt restructurings and requires an entity to apply the general loan modification guidance to all loan modifications, including those made to customers experiencing financial difficulty, to determine whether the modification results in a new loan or a continuation of an existing loan. The guidance also requires presenting current period gross write-offs by year of origination for financing receivables and net investment in leases.

Effective Date and Adoption Considerations–The amendment was effective January 1, 2023 and early adoption was permitted. The company adopted the guidance as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance is not expected to have a material impact in the consolidated financial results.

Standards Implemented

Disclosures about Government Assistance

Standard/Description–Issuance date: November 2021. This guidance requires an entity to provide certain annual disclosures about government assistance received and accounted for by applying a grant or contribution accounting model by analogy.

Effective Date and Adoption Considerations–The guidance was effective for annual disclosures beginning in 2022 and early adoption was permitted. The company adopted the guidance as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results. Refer to note A, “Significant Accounting Policies,” for additional information.

Lessors–Certain Leases with Variable Lease Payments

Standard/Description–Issuance date: July 2021. This guidance modifies a lessor’s accounting for certain leases with variable lease payments that resulted in the recognition of a day-one loss even if the lessor expected the arrangement to be profitable overall. The amendment requires these types of lease contracts to be classified as operating leases which eliminates any recognition of a day-one loss.

Effective Date and Adoption Considerations–The amendment was effective January 1, 2022 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Revenue Contracts with Customers Acquired in a Business Combination

Standard/Description–Issuance date: October 2021. This guidance requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with revenue guidance, as if it had originated the contracts. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, but rather will generally be recognized at the same basis as the acquiree.

Effective Date and Adoption Considerations–The amendment was effective January 1, 2023 and early adoption was permitted, including adoption in an interim period. The company adopted the guidance as of October 1, 2021 using the retrospective transition method whereby the new guidance was applied to all business combinations that occurred on or after January 1, 2021.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results. The impact of the guidance in IBM’s future financial results will be dependent on the nature and size of its acquisitions.

Simplifying the Accounting for Income Taxes

Standard/Description–Issuance date: December 2019. This guidance simplifies various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and also clarifies and amends existing guidance to improve consistency in application.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2021 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

For all other standards that the company adopted in the periods presented, there was no material impact in the consolidated financial results.